Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Amendment”) to the Registration Statement on Form S-1, as amended (SEC File No. 333-255112) (the “Original Registration Statement”), of ABVC BioPharma, Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on August 2, 2021.The Original Registration Statement, as amended by this Amendment, pertains solely to the registration of 2,255,000 shares (the “Warrant Shares”) of common stock, par value $0.001 per share, underlying warrants (the “Offering Warrants”) previously issued by the Company to the investors and Representative. The Warrant Shares were initially registered on the Original Registration Statement.For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. This Amendment is being filed to incorporate certain information from the Company’s Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC on March 13, 2024, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment No. 3. All applicable registration fees were previously paid.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2023
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV